SCHEDULE OF ACQUISITION CONSIDERATION BREAKDOWN (Details)		12 Months Ended
	Oct. 29, 2025 shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2025 GBP (£)	Nov. 30, 2023 $ / shares
Restructuring Cost and Reserve [Line Items]
Shares	14,950
Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Value, Acquisitions | $		$ 2,538,000
Shares		1,800,000
Alchemy Prime Limited [Member] | Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Recognized Asset Acquired, Financial Asset		$ 1,362,594	[1]	£ 1,118,035
Purchase, percentage		100.00%
Stock Issued During Period, Value, Acquisitions | $		$ 1,362,594
Shares Issued, Price Per Share | $ / shares		$ 1.41
Shares		966,379
Alchemy Markets Ltd. [Member] | Series B Convertible Preferred Stock [Member]
Restructuring Cost and Reserve [Line Items]
Business Combination, Recognized Asset Acquired, Financial Asset		$ 2,351,192	[2]	£ 2,255,556
Purchase, percentage		49.90%
Stock Issued During Period, Value, Acquisitions | $		$ 1,175,406
Shares Issued, Price Per Share | $ / shares		$ 1.41			$ 1.41
Shares		833,621

[1]	As of June 30, 2022, £1 = $
[2]	As of November 30, 2022, €1 EUR = $